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                            BB&T MUTUAL FUNDS GROUP


                           Small Company Growth Fund


                                  Trust Shares


                           Class A and Class B Shares


                       Supplement Dated February 13, 1997
                      to Prospectus dated January 2, 1997


     Capital terms used in this Supplement have the meaning assigned to them in the Prospectus.

     Effective February 13, 1997, PNC Equity Advisors Company ("PEAC"), an indirect wholly-owned subsidiary of PNC Bank, will serve as investment sub-adviser to the Small Company Growth Fund (the "Fund"). All references to "PNC Bank," the previous sub-adviser to the Fund, are hereby replaced by "PEAC."

     The portfolio manager of the Fund will remain the same, as will the terms of the Sub-Advisory Agreement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE.

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                            BB&T MUTUAL FUNDS GROUP


                       Supplement Dated February 13, 1997
           to Statement of Additional Information dated January 2, 1997

     Capital terms used in this Supplement have the meaning assigned to them in the Prospectus.

     Effective February 13, 1997, PNC Equity Advisors Company ("PEAC"), an indirect wholly-owned subsidiary of PNC Bank, will serve as investment sub-adviser to the Small Company Growth Fund (the "Fund"). All references to "PNC Bank," the previous sub-adviser to the Fund, are hereby replaced by "PEAC."

     The portfolio manager of the Fund will remain the same, as will the terms of the Sub-Advisory Agreement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.